Expense Example, No Redemption - BNY Mellon Concentrated International ETF - BNY Mellon Concentrated International ETF	Oct. 01, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	219
Expense Example, No Redemption, 5 Years	396
Expense Example, No Redemption, 10 Years	$ 910